Schedule of Fair Value of Equity Classified Warrants (Detail) - $ / shares			6 Months Ended	12 Months Ended
	May 03, 2016	Jan. 29, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Dividend yield			0.00%
Expected volatility					10.00%
Fair Value per share			$ 3.65
Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Dividend yield				0.00%	0.00%
Expected volatility				80.00%	70.00%
Risk-free rate of return				2.00%	2.64%
Expected term (years)				10 years	10 years
Series AB Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Dividend yield		0.00%
Expected volatility		80.00%
Risk-free rate of return		0.47%
Expected term (years)		1 year
Fair Value per share		$ 0.25
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Dividend yield	0.00%		0.00%
Expected volatility	84.90%		84.90%
Risk-free rate of return	1.22%		1.01%
Expected term (years)	5 years		4 years 10 months 24 days
Fair Value per share	$ 3.20		$ 3.71
Weighted Average Upon Exercise and Cancellation [Member] | Series AB Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Dividend yield		0.00%
Expected volatility		80.00%
Risk-free rate of return		0.61%
Expected term (years)		9 months 18 days
Fair Value per share		$ 0.30